Derivative Instruments - Schedule of Derivative instruments (Assets/ Liabilities) at fair value (Table) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Offsetting Assets [Line Items]
Total fair value of derivative asset	$ 6,636	$ 0
Total fair value of derivative liabilities	$ 7,180	$ 13,525
Cross currency swap agreement | Derivative asset [Member]
Offsetting Assets [Line Items]
Effective date	26/07/2022
Termination date	26/07/2029
Notional Amount in EURO | €			€ 100,000
Notional Amount in United States Dollars	$ 101,800
Fixed Rate the Partnership receives in EURO	4.40%		4.40%
Fixed Rate the Partnership pays in United States Dollars	6.55%		6.55%
Total fair value of derivative asset	$ 6,636
Cross currency swap agreement A | Derivative liability [Member]
Offsetting Assets [Line Items]
Effective date	21/10/2021	21/10/2021
Termination date	21/10/2025	21/10/2025
Notional Amount in EURO | €			€ 120,000	€ 120,000
Notional Amount in United States Dollars	$ 139,716	$ 139,716
Fixed Rate the Partnership receives in EURO	2.65%	2.65%	2.65%	2.65%
Fixed Rate the Partnership pays in United States Dollars	3.66%	3.66%	3.66%	3.66%
Total fair value of derivative liabilities	$ 5,758	$ 10,068
Cross currency swap agreement B | Derivative liability [Member]
Offsetting Assets [Line Items]
Effective date	21/10/2021	21/10/2021
Termination date	21/10/2025	21/10/2025
Notional Amount in EURO | €			€ 30,000	€ 30,000
Notional Amount in United States Dollars	$ 34,929	$ 34,929
Fixed Rate the Partnership receives in EURO	2.65%	2.65%	2.65%	2.65%
Fixed Rate the Partnership pays in United States Dollars	3.69%	3.69%	3.69%	3.69%
Total fair value of derivative liabilities	$ 1,422	$ 2,641
Cross currency swap agreement C | Derivative liability [Member]
Offsetting Assets [Line Items]
Effective date		26/07/2022
Termination date		26/07/2029
Notional Amount in EURO | €				€ 100,000
Notional Amount in United States Dollars		$ 101,800
Fixed Rate the Partnership receives in EURO		4.40%		4.40%
Fixed Rate the Partnership pays in United States Dollars		6.55%		6.55%
Total fair value of derivative liabilities		$ 816